CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other comprehensive income [abstract]
Loss for the period	$ (3,013)	$ (3,973)	$ (7,969)	$ (9,500)
Other comprehensive income (loss) for the period: Items that may be reclassified to profit or loss:
Gains (loss) on cash flow hedges	3	0	(39)	0
Gain from translation of financial statements of foreign operations	314	70	525	109
Total comprehensive loss for the period	$ (2,696)	$ (3,903)	$ (7,483)	$ (9,391)